U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.    Name and address of issuer:

            John Hancock Funds II
            601 Congress Street
            Boston, MA 02210-2805
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2.    Name of each series or class of securities for which this Form is filed
      (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

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3.    Investment Company Act File Number:
            811-21779
      Securities Act File Number:
            333-126293
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4(a). Last day of fiscal year for which this Form is filed:
            August 31, 2006

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4(b). |X| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
      (See Instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). |_| Check box if this is the last time the issuer will be filing this
      Form.

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5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities
            sold during the fiscal year
            pursuant to section 24(f):                           $33,956,513,700
                                                                  --------------

      (ii)  Aggregate price of securities
            redeemed or repurchased during the
            fiscal year:                          $(4,452,422,426)
                                                   ---------------

      (iii) Aggregate price of securities
            redeemed or repurchased during any
            prior fiscal year ending no earlier
            than October 11, 1995 that were not
            previously used to reduce registration
            fees payable to the Commission:       $          0.00
                                                   ---------------

      (iv)  Total available redemption credits
            [add items 5(ii) and 5(iii)]:                      -$(4,452,422,426)
                                                                 ---------------

      (v)   Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                                     $29,504,091,274
                                                                  --------------

      ----------------------------------------------------------
      (vi)  Redemption credits available for use
            in future years -- if Item 5(i) is
            less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:              $       -
                                                 ===============
      ----------------------------------------------------------

      (vii) Multiplier for determining
            registration fee (See Instruction C.9):               x   0.0000307
                                                                   ------------
      NOTE: Rate due for Amended filing on 12/07/07 was
            $30.7 per million (on sales of $11,755,917,692)        ------------
      NOTE: Rate due for original filing on 11/29/06 was
            $107 per million (on sales of $17,748,173,582)        x   0.0001070
                                                                   ------------
      (viii) Registration fee due [multiply Item
            5(v) by Item 5(vii)] (enter "0"
            if no fee is due):                                   =$   2,259,961
                                                                   ============

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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
      Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
      securities (number of shares or other units) deducted
      here:    -     . If there is such a number of shares or other
      units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form
      is filed that are available for use by the issuer in future
      fiscal years, then state that number here:                         0
                                                                   ------------

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7.    Interest due -- if this Form is being filed more than 90
      days after the end of the issuer's fiscal year (see
      Instruction D):                                            +$      14,753
                                                                   ------------
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8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:
      NOTE: Payment due for the original filing on 11/29/06 was
            $1,899,055.  The remaining amount due for the amended
            filing is $375,659.34.                               =$   2,274,714
                                                                   ------------
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9.    Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 12-07-07

      Method of Delivery:

      |X| Wire Transfer (Confirm #20071207A1Q002HC0005281211 - $365,924.68)
       NOTE: There was an application of the credit in the account of $9,734.66.

      | | Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By (Signature and Title) *         /s/ Gordon M. Shone
                                   ---------------------------------------------

                                   Treasurer
                                   ---------------------------------------------

Date:  December 7, 2007
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  * Please print the name and title of the signing officer below the signature.
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